Liability Related to Warrants	12 Months Ended
Mar. 31, 2023
Warrants And Rights Note Disclosure [Abstract]
Liability Related to Warrants

12.Liability related to warrants:

The Company has issued common shares, pre-funded warrants and warrants as part of its financing arrangements. Common shares and pre-funded warrants are classified as equity. Warrants are classified as liabilities rather than equity when they are exercisable for a variable number of shares. As of October 1, 2022, as a result of the change in functional currency of Neptune, the 2020 Warrants and 2021 Warrants no longer met the criteria for liability classification and therefore were reclassified as equity prospectively (see note 14(f)).

On January 12, 2023, Neptune closed on a senior secured notes financing (such notes, the "Notes") for gross proceeds of $4,000,000 with CCUR Holdings, Inc. and Symbolic Logic, Inc. (collectively, the "Noteholders"). Pursuant to the terms of the Notes, the Company also issued to the Noteholders warrants ("January 2023 Warrants") to purchase an aggregate of 850,000 shares of Neptune common stock, with each warrant exercisable for 5 years following the initial issuance at a price of $0.53 per common share. Based on the fair value of the warrants as at the date of closing, which was determined using a Black-Scholes model, the Company recorded the full proceeds to liabilities, with an initial liability related to warrants of $338,320 for a fair value of the senior notes of $3,661,680.

On October 11, 2022, the Company closed a registered direct offering ("October 2022 Direct Offering") of 3,208,557 of its Common Shares and warrants ("Series E Warrants") to purchase up to 6,417,114 Common Shares in the concurrent Private Placement. The combined purchase price for one Common Share and one warrant was $1.87. The Series E Warrants have an exercise price of $1.62 per Common Share, are exercisable immediately following the date of issuance and will expire five years from the date of issuance. The Company received gross proceeds of $6,000,002 and net proceeds of $5,135,002 after deducting the placement agent fees and expenses, and the Company’s offering expenses.  Based on the fair value of the warrants as at the date of closing, which was determined using a Black-Scholes model, the Company recorded the full proceeds to liabilities, with an initial liability of $7,029,614 and a loss on initial recognition of $1,029,614.  Because the fair value of the liability classified warrant exceeded the total proceeds, no consideration was allocated to the Common Shares. Total issue costs related to this offering of $865,000 were recorded under finance costs.

On June 23, 2022, Neptune issued a total of 645,526 pre-funded warrants (“Pre-Funded Warrants”), along with 1,300,000 common shares of the Company, as part of a registered direct offering ("June 2022 Direct Offering"). Each Pre-Funded Warrant was exercisable for one Common Share. The common shares and the Pre-Funded Warrants were sold together with 1,945,526 Series C Warrants (the "Series C Warrants"), and 1,945,526 Series D Warrants (the "Series D Warrants") and collectively, the "June 2022 Common Warrants". Each of the June 2022 Common Warrant is exercisable for one common share. Each of the common share and Pre-Funded Warrants and the accompanying June 2022 Common Warrants were sold together at a combined offering price of $2.57, for aggregate gross proceeds of $5,000,002 before deducting fees and other estimated offering expenses. The Pre-Funded Warrants are funded in full at closing except for a nominal exercise price of $0.0001 and are exercisable commencing on the Closing Date and will terminate when such Pre-Funded Warrants are exercised in full. The Series C Warrants and the Series D Warrants have an exercise price of $2.32 per share and can be exercised for a period of 5 years and 2 years respectively from the date of issuance. On October 6, 2022, the Company agreed to extend the termination date of 972,763 Series C Warrants by two years.

Proceeds of the June 2022 Direct Offering were allocated between common shares and warrants first by allocating proceeds to the warrants classified as a liability based on their fair value and then allocating the residual to the equity instruments, which includes the Pre-Funded Warrants. The fair value of the liability-classified warrants was determined using the Black-Scholes model, resulting in an initial warrant liability of $4,046,836 for the Series C Warrants and $3,080,121 for the Series D Warrants. Because the fair value of the liability classified warrant exceeded the total proceeds, no consideration was allocated to the Common Shares and Pre-Funded Warrants and a loss $2,126,955 was immediately recognized in the net loss of the period as there were no additional rights or privileges identified. The Company is in need of financing to be able to continue its activities as described in note 1. The Pre-Funded Warrants were exercised in full on June 24, 2022 for gross proceeds of $65. Total issue costs related to this private placement of $465,211, were recorded under finance costs.

In addition to the issuance cost specific to the direct offering, the Company incurred legal fees in connection with all financing arrangements in the year ended March 31, 2023 which amounted to $170,739.

During the month of August 2022, a total of 201,207 Series C Warrants and 972,763 Series D Warrants were exercised at $2.32 each in  cashless transactions, which resulted in an aggregate total of 384,446 shares being issued for an aggregate value of $1,769,000.

Warrants are revalued each period-end at fair value and accounted for in the Company's profit and loss statement under “gain on revaluation of derivatives”.

During the previous fiscal year, on March 14, 2022, Neptune issued a total of 185,715 pre-funded warrants (“Pre-Funded Warrants”), along with 528,572 common shares of the Company, as part of a registered direct offering (“Direct Offering”), and with each Pre-Funded Warrant, which qualified as equity, exercisable for one Common Share. The common shares and the Pre-Funded Warrants were sold together with 714,286 Series A Warrants (the “Series A Warrants”) to purchase up to an aggregate of 714,286 common shares, and with 714,286 Series B Warrants (the “Series B Warrants” and collectively with the Series A Warrants, the “Common Warrants”) to purchase up to another aggregate of 714,286 common shares. Each common share and Pre-Funded Warrants and the accompanying Common Warrants were sold together at a combined offering price of $11.20, for aggregate gross proceeds of $8.0 million before deducting fees and other estimated offering expenses. The Pre-Funded Warrants are funded in full at closing except for a nominal exercise price of $0.0035 and were exercisable commencing on the Closing Date and will terminate when such Pre-Funded Warrants are exercised in full. The Series A Warrants have an exercise price of $11.20 per share and are exercisable six months after the closing date and will expire five and a half years from the date of issuance. The Series B Warrants have an exercise price of $11.20 per share and are exercisable six months after the closing date and expire 18 months from the date of issuance.

Proceeds of the Direct Offering were allocated between common shares and warrants first by allocating proceeds to the warrants classified as a liability and measured at fair value each period with changes in fair value recorded in the income statement based on their fair value and then allocating the residual to the equity instruments, which includes the Pre-Funded Warrants. The fair value of the liability-classified warrants was determined using the Black-Scholes model, resulting in an initial warrant liability of $4,757,559 for the Series A Warrants and $2,857,755 for the Series B Warrants. The residual amount of $1,820,087 and $107,818 was then allocated to the Common Share and Pre-Funded Warrants on a relative fair value basis. The Pre-Funded Warrants were exercised in full on March 30, 2022 for gross proceeds of $650.

During the fiscal year ended March 31, 2021, on February 19, 2021, the Company had issued 196,429 warrants (“2021 Warrants”) with an exercise price of $78.75 expiring on August 19, 2026. The warrants, issued as part of a Registered Direct Offering entered into on February 17, 2021, are exercisable beginning anytime on or after August 19, 2021 until August 19, 2026. Proceeds were allocated between common shares and first by allocating proceeds to the warrants classified as liability and measured at fair value with changes in fair value recorded in the income statement based on their fair value and then allocating the residual to the equity instruments. The fair value of the warrants was determined using the Black-Scholes model, resulting in an initial warrant liability of $6,288,998. The residual amount of $48,711,002 was then allocated to the Common Shares.  Warrants are revalued each period-end at fair value through profit and loss. The change in fair value of this warrant liability for the twelve-month period ended March 31, 2023 was a decrease of $276,527 (2022 - 3,990,948). These warrants were prospectively reclassified as equity on October 1, 2022.

On October 22, 2020, Neptune had issued a total of 300,926 warrants (“2020 Warrants”) with an exercise price of $78.75 expiring on October 22, 2025. The warrants, issued as part of the Private Placement entered into on October 20, 2020, are exercisable beginning anytime on or after April 22, 2021 until October 22, 2025. Proceeds were allocated between common shares and warrants first by allocating proceeds to the warrants classified as liability and measured at fair value and then allocating the residual to the equity instruments. The fair value of the warrants was determined using the Black-Scholes model, resulting in an initial warrant liability of $11,831,000. The residual amount of $23,169,000 was then allocated to the Common Share. Warrants are revalued each period-end at fair value through profit and loss. The change in fair value of this warrant liability for the twelve-month period ended March 31, 2023 was a decrease of $279,056 (2022 - a decrease of $5,877,802). These warrants were prospectively reclassified as equity on October 1, 2022.

Changes in the value of the liability related to the warrants for the years ended March 31, 2023 and 2022 were as follows:

	Warrants	Amount
Outstanding as at March 31, 2021	497,355	$10,462,000
Warrants issued during the year	1,428,574	7,585,314
Revaluation		(12,633,316)
Movements in exchange rates		156,532
Outstanding as at March 31, 2022	1,925,929	5,570,530
Outstanding as at March 31, 2022	1,925,929	$5,570,530
Warrants issued during the year	11,158,166	14,494,891
Warrants exercised during the year	(1,173,970)	(1,769,000)
Warrants reclassified to equity during the year	(497,355)	(37,710)
Revaluation gain		(14,709,805)
Movements in exchange rates		(392,652)
Outstanding as at March 31, 2023	11,412,770	3,156,254

The following table provides the relevant information on the outstanding warrants as at March 31, 2023:

		Number of	Number of
		warrants	warrants	Exercise
Reference	Date of issuance	outstanding	exercisable	price	Expiry date
Series A Warrants	March 14, 2022	714,287	714,287	$11.20	September 14, 2027
Series B Warrants	March 14, 2022	714,287	714,287	$11.20	September 14, 2023
Series C Warrants	June 23, 2022	771,556	771,556	$2.32	June 23, 2027
Series C Warrants	June 23, 2022	972,763	972,763	$2.32	June 23, 2029
Series D Warrants	June 23, 2022	972,763	972,763	$2.32	June 24, 2024
Series E Warrants	October 11, 2022	6,417,114	6,417,114	$1.62	October 11, 2027
Series E Warrants	October 11, 2022	—	—	$1.62	May 15, 2028
January 2023 Warrants	January 12, 2023	850,000	850,000	$0.53	January 12, 2028
		11,412,770	11,412,770	$2.90

In connection with the offering closed on May 15, 2023, the Company has agreed that certain existing warrants to purchase up to an aggregate of 8,423,732 common shares that were previously issued in March 2022, June 2022, and October 2022, at exercise prices ranging from $1.62 to $11.20 per share and expiration dates ranging from September 14, 2023 to June 23, 2029, will be amended effective upon the closing of the offering, to reduce the exercise prices of the applicable warrants to $0.33, with expiration dates five years following the closing of the offering, with the exception of warrants to purchase up to 972,763 common shares which will expire on June 23, 2029 as currently contemplated.  This amendment will result in a loss on remeasurement of warrant liabilities in the first quarter of fiscal 2024.

Consequently, the following table provides the updated information on the outstanding warrants as at March 31, 2023, updated to reflect the revisions from the May 15, 2023 offering:

		Number of	Number of
		warrants	warrants
Reference	Date of issuance	outstanding	exercisable	Exercise price	Expiry date
Series A Warrants	March 14, 2022	714,287	714,287	$0.33	May 15, 2028
Series B Warrants	March 14, 2022	714,287	714,287	$0.33	May 15, 2028
Series C Warrants	June 23, 2022	771,556	771,556	$0.33	May 15, 2028
Series C Warrants	June 23, 2022	972,763	972,763	$0.33	June 23, 2029
Series D Warrants	June 23, 2022	972,763	972,763	$0.33	May 15, 2028
Series E Warrants	October 11, 2022	2,139,038	2,139,038	$1.62	October 11, 2027
Series E Warrants	October 11, 2022	4,278,076	4,278,076	$0.33	May 15, 2028
January 2023 Warrants	January 12, 2023	850,000	850,000	$0.53	January 12, 2028
		11,412,770	11,412,770	$0.46

The derivative warrant liabilities are measured at fair value at each reporting period and the reconciliation of changes in fair value is presented in the following tables:

	2020 Warrants		2021 Warrants
	March 31,	March 31,	March 31,	March 31,
	2023	2022	2023	2022
Balance - beginning of year	$309,769	$6,174,000	$306,704	$4,288,000
Warrants reclassified to equity during the year	(19,058)	—	(18,652)	—
Change in fair value to date of transfer to equity	(279,056)	(5,877,802)	(276,527)	(3,990,948)
Translation effect	(11,655)	13,571	(11,525)	9,652
Balance - end of year	$—	$309,769	$—	$306,704

	Series A Warrants		Series B Warrants
	March 31,	March 31,	March 31,	March 31,
	2023	2022	2023	2022
Balance - beginning of year	$3,270,816	$—	$1,683,241	$—
Warrants issued during the year	—	4,757,559	—	2,827,755
Change in fair value	(3,028,191)	(1,572,299)	(1,619,625)	(1,192,267)
Translation effect	(136,418)	85,556	(59,975)	47,753
Balance - end of year	$106,207	$3,270,816	$3,641	$1,683,241

	Series C Warrants		Series D Warrants
	March 31,	March 31,	March 31,	March 31,
	2023	2022	2023	2022
Balance - beginning of year	$—	$—	$—	$—

Warrants issued during the year	4,046,836	—	3,080,121	—
Warrants exercised during the year	(365,224)	—	(1,403,776)	—
Change in fair value	(3,065,563)	—	(1,471,428)	—
Translation effect	(121,760)	—	(51,319)	—

Balance - end of year	$494,289	$—	$153,598	$—

	Series E Warrants		January 2023 Warrants
	March 31,	March 31,	March 31,	March 31,
	2023	2022	2023	2022
Balance - beginning of year	$—	$—	$—	$—

Warrants issued during the year	7,029,614	—	338,320	—
Change in fair value	(4,983,532)	—	14,117	—
Balance - end of year	$2,046,082	$—	$352,437	$—

The fair value of the derivative warrant liabilities was estimated using the Black-Scholes option pricing model and based on the following assumptions:

	2020 Warrants		2021 Warrants
	March 31,	March 31,	March 31,	March 31,
	2023	2022	2023	2022
Share price	N/A	$7.70	N/A	$7.70
Exercise price	N/A	$78.75	N/A	$78.75
Dividend yield	N/A	—	N/A	—
Risk-free interest	N/A	2.44%	N/A	2.49%
Remaining contractual life (years)	N/A	3.57	N/A	4.39
Expected volatility	N/A	83.2%	N/A	83.5%

	Series A Warrants		Series B Warrants
	March 31,	March 31,	March 31,	March 31,
	2023	2022	2023	2022
Share price	$0.54	$7.70	$0.54	$7.70
Exercise price	$11.20	$11.20	$11.20	$11.20
Dividend yield	—	—	—	—
Risk-free interest	3.66%	1.94%	4.92%	1.46%
Remaining contractual life (years)	4.46	5.46	0.46	1.46
Expected volatility	104.1%	77.5%	178.2%	87.0%

	Series C Warrants		Series D Warrants
	March 31,	June 23, 2022	March 31,	June 23, 2022
	2023	(Grant date)	2023	(Grant date)
Share price	$0.54	$2.90	$0.54	$2.90
Exercise price	$2.32	$2.32	$2.32	$2.32
Dividend yield	—	—	—	—
Risk-free interest	3.68%	3.38%	4.51%	3.21%
Remaining contractual life (years)	4.23	5.00	1.23	2.00
Expected volatility	106.6%	84.0%	147.0%	88.7%

	Series E Warrants		January 2023 Warrants
	March 31,	October 11, 2022	March 31,	January 12, 2023
	2023	(Grant date)	2023	(Grant date)
Share price	$0.54	$1.54	$0.54	$0.53
Exercise price	$1.62	$1.62	$0.53	$0.53
Dividend yield	—	—	—	—
Risk-free interest	3.65%	4.14%	3.62%	3.53%
Remaining contractual life (years)	4.53	5.00	4.79	5.00
Expected volatility	103.7%	90.4%	103.9%	98.2%

The Company measured its derivative warrant liabilities at fair value on a recurring basis. These financial liabilities were measured using level 3 inputs. The Company uses the historical volatility of the underlying share to establish the expected volatility of the warrants. An increase or decrease in this assumption to estimate the fair values using the Black-Scholes option pricing model would result in a decrease or an increase in the fair value of the instruments, respectively.